FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(the “Funds”)

Supplement dated October 25, 2019
to the Funds’ Prospectus and Statement of Additional Information dated August 31, 2019

Effective as of April 26, 2019, the following changes have been made with respect to the Funds to reflect that the Vulcan Value Partners Fund is no longer closed to new investors.

Prospectus

The first paragraph of the section entitled “Summary Sections – Vulcan Value Partners Fund – Purchase and Sale of Fund Shares” in the prospectus is hereby deleted.

The section entitled “Buying, Exchanging and Redeeming Shares – Buying Shares” which currently refers to the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund is hereby deleted and replaced in its entirety with the following:

Effective as of the close of business on November 29, 2013, the Vulcan Value Partners Small Cap Fund is closed to new investors, except for new investors who are employees of the Adviser and as described below. This change will affect new investors seeking to purchase shares of the Vulcan Value Partners Small Cap Fund either directly or through third party intermediaries. Existing shareholders of the Vulcan Value Partners Small Cap Fund may continue to purchase additional shares of the Fund.

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A financial advisor whose clients have established accounts in the Vulcan Value Partners Small Cap Fund as of November 29, 2013 may continue to open new accounts in the Fund for any of its existing or new clients.

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Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Vulcan Value Partners Small Cap Fund as of November 29, 2013, may continue to open new accounts in the Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Vulcan Value Partners Small Cap Fund.

Statement of Additional Information

The second paragraph of the section entitled “Purchase, Exchange & Redemption of Shares” which currently refers to the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund is hereby deleted and replaced in its entirety with the following:

Effective as of the close of business on November 29, 2013, the Vulcan Value Partners Small Cap Fund is closed to new investors, except for new investors who are employees of the Adviser and as described below. This change will affect new investors seeking to purchase shares of the Vulcan Value Partners Small Cap Fund either directly or through third party intermediaries. Existing shareholders of the Vulcan Value Partners Small Cap Fund may continue to purchase additional shares of the Fund.

●

A financial advisor whose clients have established accounts in the Vulcan Value Partners Small Cap Fund as of November 29, 2013 may continue to open new accounts in the Vulcan Value Partners Small Cap Fund for any of its existing or new clients.

●

Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Vulcan Value Partners Small Cap Fund as of November 29, 2013, may continue to open new accounts in the Vulcan Value Partners Small Cap Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Vulcan Value Partners Small Cap Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE